Condensed Financial Information of the Company - CONDENSED STATEMENT OF INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Selling, general and administrative expenses	$ (102,062)	$ (101,775)	$ (168,291)
Operating loss	6,460	(163,698)	223,635
Share of (loss) / income in subsidiaries and associates	(629)	(1,667)	(1,416)
Income / (loss) before financial results and income tax	5,831	(165,365)	222,219
Financial income	28,080	35,697	51,889
Financial loss	(131,271)	(215,496)	(233,521)
(Loss) / Income before income tax	(90,669)	(371,696)	15,196
Income tax	(69,111)	14,295	(17,079)
(Loss) / Income for the year from continuing operations	(159,780)	(357,401)	(1,883)
Loss from discontinued operations	(21,196)	(4,492)	(3,937)
Loss for the year	(180,976)	(361,893)	(5,820)
Parent | Reportable legal entities
Continuing operations
Selling, general and administrative expenses	(5,697)	(5,568)	(6,239)
Operating loss	(5,697)	(5,568)	(6,239)
Share of (loss) / income in subsidiaries and associates	(88,022)	(241,693)	20,187
Income / (loss) before financial results and income tax	(93,719)	(247,261)	13,948
Financial income	53	99	462
Financial loss	(431)	(400)	(406)
(Loss) / Income before income tax	(94,097)	(247,562)	14,004
Income tax	(1,028)	1,028	(1,028)
(Loss) / Income for the year from continuing operations	(95,125)	(246,534)	12,976
Loss from discontinued operations	(21,196)	(4,492)	(3,937)
Loss for the year	$ (116,321)	$ (251,026)	$ 9,039